Leases - (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Schedule Of Changes in Right-of-Use Assets

Changes in right-of-use assets for the years ended December 31, 2024 and 2025 are as follows:

		2024
(In millions of won)		Buildings and structures	Land	Machinery and equipment	Vehicles	Others	Total
At January 1	~~W~~	57,946	51,249	714	7,439	1,898	119,246
Acquisitions		24,008	1	2,658	7,044	154	33,865
Depreciation		(56,080)	(3,063)	(1,645)	(6,879)	(778)	(68,445)
Gain or loss on foreign currency translation		13,877	8,410	23	456	292	23,058
Classified as held for sale		(11,599)	(5,585)	—	(1,563)	(44)	(18,791)
At December 31	~~W~~	28,152	51,012	1,750	6,497	1,522	88,933

		2025
(In millions of won)		Buildings and structures	Land	Machinery and equipment	Vehicles	Others	Total
At January 1	~~W~~	28,152	51,012	1,750	6,497	1,522	88,933
Acquisitions		54,542	75	954	4,100	126	59,797
Depreciation		(44,366)	(2,479)	(2,024)	(5,234)	(698)	(54,801)
Gain or loss on foreign currency translation		1,295	3,697	32	303	492	5,819
At December 31	~~W~~	39,623	52,305	712	5,666	1,442	99,748

Disclosure of lease related income and expenses
(ii)
Amounts recognized in profit or loss from leases other than leases recorded as right-of-use assets for the years ended December 31, 2023, 2024 and 2025 are as follows:

(In millions of won)		2023	2024	2025
Interest on lease liabilities	~~W~~	(3,343)	(2,874)	(2,394)
Income from sub-leasing right-of-use assets		276	182	266
Expenses relating to short-term leases		(241)	(274)	(208)
Expenses relating to leases of low-value assets that are not short-term leases		(942)	(543)	(436)

Schedule of lease liabilities
(iii)
Changes in lease liabilities for the years ended December 31, 2024 and 2025 are as follows:

(In millions of won)		2024	2025
At January 1	~~W~~	73,364	57,975
Additions and others		55,619	54,605
Interest expense		2,874	2,394
Repayment of liabilities		(73,882)	(55,296)
At December 31	~~W~~	57,975	59,678

Schedule Of Maturity Analysis Of Leases Receivable

The following table sets out a maturity analysis of lease receivables, showing the undiscounted lease payments to be received after the reporting date.

(In millions of won)		December 31, 2024	December 31, 2025
6 months or less	~~W~~	3,255	3,703
6-12 months		3,255	946
1-2 years		3,797	787
2-5 years		—	2,291
Total undiscounted lease payments	~~W~~	10,307	7,727
Unearned finance income		(244)	(321)
Net Investment in the lease	~~W~~	10,063	7,406